Long-term interest bearing debt and interest expenses	12 Months Ended
Dec. 31, 2011
Long-term interest bearing debt and interest expenses [Abstract]
Long-term interest bearing debt and interest expenses
Note 22 – Long-term interest bearing debt and interest expenses

As of December 31, 2011 and 2010, the Company had the following debt facilities:

(In US$ millions)	2011	2010
Credit facilities
$1,500 facility	-	1,060
$1,500 facility	1,059	1,027
$800 facility	272	636
$585 facility	337	387
$100 facility	74	80
$700 facility	630	700
$1,200 facility	1,000	1,133
$550 multicurrency facility (Archer)	-	189
NOK other loans and leasings (Archer)	-	5
$1,121 Lloyd's facility	985	-
$2,000 facility (North Atlantic)	1,917	-
$170 facility	92	-
$550 facility	550	-
$400 facility	400	-
Total Bank Loans + other	7,316	5,217
Ship Finance International Loans
$170 facility	-	101
$700 facility	470	546
$1,400 facility	939	1,099
Total Ship Finance Facilities	1,409	1,746
Bonds and convertible bonds
Bonds	425	552
Convertible bonds	545	1,287
Total Bonds	970	1,839
Other credit facilities with corresponding restricted cash deposit	298	355

Total interest bearing debt	9,993	9,157
Less: current portion	(1,419)	(981)
Long-term portion of interest bearing debt	8,574	8,176

The outstanding debt as of December 31, 2011 is repayable as follows:

Year ending December 31 (In US$ millions)
2012	1,419
2013	2,332
2014	1,389
2015	1,787
2016 and thereafter	3,171
Effect of amortization of convertible bond	(105)
Total debt	9,993

Credit facilities

$1,500 million secured credit facility

In June 2009, the Company entered into a $1,500 million senior secured loan facility with a syndicate of banks and export credit facility agents, to partly fund the acquisition of the jack-up rigs West Capella, West Sirius, West Ariel and West Aquarius, which have been pledged as security. The net book value at December 31, 2011 of the units pledged as security is $1,783 million. The facility bears interest at LIBOR plus 3.25% per annum and is repayable over a term of five years. The outstanding balance at December 31, 2011 was $1,059 million and was fully drawn. At maturity a balloon payment of $662 million is due.

$800 million secured term loan

In August 2005, the Company entered into a $300 million secured term loan facility with a syndicate of banks to partly fund the acquisition of two semi-submersible rigs, West Eminence and West Phoenix, which have been pledged as security. The facility was amended and increased in 2006 to $800 million. The facility was amended again in 2011 due to West Phoenix was moved to North Atlantic. As a result of this, only West Eminence was pledged as security as per December 31, 2011. The net book value at December 31, 2011 of the unit pledged as security is $656 million. The facility consists of two tranches, and bears interest at LIBOR plus 1.70% and 3.25% per annum. The final repayment of $183 million is due in 2013.

$585 million secured term loan

In December 2006, the Company entered into a $585 million secured term loan facility with a syndicate of banks to partly fund the acquisition of eight tender rigs, which have been pledged as security.  In 2011 the number of rigs pledged as security has been reduced to 7. The net book value at December 31, 2011 of the units pledged as security is $375 million. The facility bears interest at LIBOR plus between 0.70% and 1.00% per annum depending on the ratio of net debt to EBITDA, and is repayable over a term of six years. At maturity a balloon payment of $300 million is due.

$100 million secured term loan

In April 2008, the Company entered into a $100 million secured term loan facility with a two banks to partly fund the acquisition of the tender rig T-11, which has been pledged as security. The net book value at December 31, 2011 of the unit pledged as security is $81 million. The facility bears interest at a fixed rate of 3.03% per annum and is repayable over a term of six years. At maturity a balloon payment of $60 million is due.

$700 million secured term loan

In October 2010, the Company entered into a $700 million secured loan facility with a syndicate of banks to partly fund the acquisition of seven jack-up drilling rigs, which have been pledged as security. The net book value at December 31, 2011 of the units pledged as security is $1,154 million. The facility bears interest at LIBOR plus 2.50% per annum and is repayable over a term of five years. At maturity a balloon payment of $350 million is due.

$1,200 million secured term loan

In June 2010, the Company entered into a $1,200 million secured facility with a group of various commercial lending institutions and export credit agencies. The loan is secured by first priority mortgages on one ultra-deepwater semi-submersible drilling rig (West Orion), one ultra-deepwaterdrillship (West Gemini) and one tender rig (West Vencedor). The net book value at December 31, 2011 of the units pledged as security is $1,524 million. The facility bears interest at LIBOR plus 2.25% per annum and is repayable over a term of five years. At maturity a balloon payment of $567 million is due.

$1,121 million secured credit facility

 In January 2011, the Company entered into a $1,121 million secured credit facilty with Lloyds TSB to fund the acquisition of two ultra-deepwater semi-submersible rigs, West Leo and West Pegasus, which has been pledged as security. The net book value at December 31, 2011 of the units pledged as security is $1,170 million. The facility bears interest at LIBOR plus a margin and is repayable over a term of seven years. At maturity a balloon payment of $498 is due.

$2,000 million secured credit facility

In april 2011, our subsidiary North Atlantic Drilling Ltd entered into a $2,000 million secured credit facility with a syndicate of banks to partly fund the acquisition of 6 drilling units from Seadrill Ltd, which have been pledged as security. The net book value at December 31, 2011 of the units pledged as security is $2,485 million. The facility has a six year tenor and bears interest at LIBOR plus 2.00% per annum. At maturity a balloon payment of $1,000 million is due.

$170 million secured loan facility

In February 2007, the Company entered into a sale and leaseback agreement for the jack-up rig West Prospero with Rig Finance II Ltd, at that time a subsidiary of Ship Finance Limited. In February 2007 Rig Finance II Ltd entered into a $170 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Prospero, which has been pledged as security. In June 2011, the Company acquired all the shares of Rig Finance II Limited. The net book value at December 31, 2011 of the unit pledged as security is $181 million. The facility bears interest at LIBOR plus 0.90 % to 1.20% per annum depending on the ratio of market value to loan, and is repayable over a term of six years. At maturity a balloon payment of $79 million is due.

$550 million secured credit facility

In December 2011, the Company entered into a $550 million secured credit facility with a syndicate of banks to partly fund the delivery of the ultra-deepwater semi-submersible drilling unit West Capricorn, which has been pledged as security. The net book value at December 31, 2011 of the unit pledged as security is $764 million. The facility has a five year trenor and bears interest at LIBOR plus a margin. At maturity a balloon payment of $275 million is due.

$400 million secured credit facility

In December 2011, the Company entered into a $400 million secured credit facility with a syndicate of banks. The Jack-Up rigs West Cressida, West Callisto, West Leda and West Triton has been pledged as security. The net book value of at December 31, 2011 of the units pledged as security is $757 million. The facility has a five year tenor and bears interest of LIBOR plus 2.50% per annum. At maturity a balloon payment of $200 million is due.

Ship Finance International Loans

In May 2008, the Company entered into a sale and leaseback agreement for the drillship West Polaris with SFL West Polaris Limited, a subsidiary of Ship Finance. SFL West Polaris Limited is consolidated as a VIE by the Company. In July 2008 SFL West Polaris Limited entered into a $700 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Polaris, which has been pledged as security. The net book value at December 31, 2011 of the unit pledged as security is $614 million. The facility bears interest at LIBOR plus 1.25% per annum and is repayable over a term of five years.

In September 2008, the Company entered into a sale and leaseback agreement for the two semi-submersible rigs West Taurus and West Hercules with SFL Deepwater Ltd, a subsidiary of Ship Finance. SFL Deepwater Ltd is consolidated as a VIE by the Company. In September 2008 SFL Deepwater Ltd entered into a $1,400 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Taurus and West Hercules, which have been pledged as security. The net book value at December 31, 2011 of the units pledged as security is $1,021 million. The facility bears interest at LIBOR plus 1.40% per annum and is repayable over a term of five years.

Bonds and convertible bonds

NOK500 million floating interest rate bonds

In September 2005, the Company raised $87 million (NOK500 million) through the issue of a seven year bond. The bond bears interest of NIBOR plus 1.60% per annum, payable quarterly in arrears. NOK50 million of the bonds have subsequently been repurchased by the Company.

$350 million fixed interest rate bond

In October 2010, the Company's raised $350 million through the issue of a five year bond which matures in October 2015. Interest on the bonds bears a fixed interest of 6.50% per annum, payable semi-annually in arrears.

3.375% Convertible Bonds due 2017

In October 2010, the Company issued at par $650 million of convertible bonds. Interest on the bonds is fixed at 3.375%, payable semi-annually in arrears. The bonds are convertible into Seadrill Limited common shares at any time up to ten banking days prior to October 27, 2017. The conversion price at the time of issuance was $38.92 per share, representing a 30% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $34.17. For accounting purposes $121 million was, at the time of issuance of the bonds, allocated to the bond equity component and $529 million to the bond liability component. This is due to the cash settlement option stipulated in the bond agreement. Unless previously redeemed, converted or purchased and cancelled, the bonds mature in October 2017. The bond contains covenants, the principle one requiring the Company to maintain a market adjusted equity ratio of at least 30.0%.

3.625% Convertible Bonds due 2012

In November 2007, the Company issued at par $1,000 million of convertible bonds. Interest on the bonds is fixed at 3.625% per annum, payable semi-annually in arrears and the bonds are convertible into Seadrrill Limited common shares by the holders at any time up to 10 banking days prior to November 8, 2012, and in addition, the Company had a right to redeem the bonds at par plus accrued interest at any time following November 29, 2010, if certain conditions were met. At time of issuance the conversion price was set at $34.47 per share, representing a 45.0% premium to the share price at the time. The conversion price was subsequently reduced to $28.49 due to dividend distributions as of December 31, 2010.

On December 16, 2010, the Company announced a conversion incentive period for the holders of up to $250 million of the bonds, and subsequently accepted early conversion of same $250 million amount. In May 2011 we exercised the embedded call option and, as a consequence, the remaining convertible bonds outstanding were settled. Bondholders representing $721 million had requested conversion within the conversion date stipulated in the loan agreement, while other $28 million were redeemed at par.

Commercial Interest Reference Rate (CIRR) Credit Facilities

In April 2008, the Company entered into a CIRR term loan for NOK850 million with Eksportfinans ASA, the Norwegian export credit agency. The loan bears fixed interest at 4.56% per annum and is repayable over a term of eight years. The outstanding balance at December 31, 2011 was $83 million (NOK500 million).

In June 2008, the Company entered into a CIRR term loan for NOK904 million with Eksportfinans ASA. The loan bears fixed interest at 4.15% per annum and is repayable over a term of eight years. The outstanding balance at December 31, 2011 was $89 million (NOK532 million).

In July 2008, the Company entered into a CIRR term loan for NOK1,011 million with Eksportfinans ASA. The loan bears fixed interest at 4.15% per annum and is repayable over a term of twelve years. The outstanding balance at December 31, 2011 was $126 million (NOK758 million).

In connection with the above three CIRR fixed interest term loans totaling $298 million (NOK1,790 million), fixed interest cash deposits equal to the total outstanding loan balances have been established with commercial banks. The collateral cash deposits are reduced in parallel with repayments of the CIRR loans and receive fixed interest at the same rates as those paid on the CIRR loans. The collateral cash deposits are classified as "restricted cash" in the balance sheet, and the effect of these arrangements is that the CIRR loans have no effect on net interest bearing debt.

Covenants on loans and bonds

Bank Loans

In addition to security provided to lenders in the form of pledged assets, bank loan agreements generally contain financial covenants, the main ones being as follows:

·	Aggregated minimum liquidity requirement for the group: to maintain cash and cash equivalents of at least $155 million within the group.

·	Interest coverage ratio: to maintain an EBITDA to interest expense ratio of at least 2.5:1.

·
Current ratio: to maintain current assets to current liabilities ratio of at least 1:1. Current assets are defined as book value less minimum liquidity, but including up to 20.0% of shares in listed companies owned 20.0% or more. Current liabilities are defined as book value less the current portion of long term debt.

·	Equity ratio: to maintain total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book and market values of drilling units.

·
Leverage ratio: to maintain a ratio of net debt to EBITDA no greater than 4.5:1. Net debt is calculated as all interest bearing debt less cash and cash equivalents excluding minimum liquidity requirements.

Bonds

For the Company's outstanding bonds, the main covenants are as follows;

·	Equity Ratio; to maintain a total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book value and market values of drilling units.

·
Equity ratio; to maintain a ratio of adjusted equity to total liabilities of at least 40.0%. Adjusted shareholder's equity is book value of equity adjusted for the difference between book and market values of drilling units.

We are in compliance with all financial loan covenants as of December 31, 2011, except for our subsidiary NADL, which recognized a temporary period of non-compliance, which was remedied during the first quarter of 2012.